UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22883

ARK ETF TRUST

(Exact Name of Registrant as Specified In Its Charter)

c/o ARK Investment Management LLC

200 Central Avenue, Suite 220

St. Petersburg, FL 33701

(Address of principal executive offices) (Zip Code)

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 810-8160

Date of fiscal year end: July 31

Date of reporting period: July 31, 2023

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended July 31, 2023, originally filed with the Securities and Exchange Commission on October 6, 2023 (Accession Number 0001013762-23-002465) (the “Original Filing”). This Amendment is filed solely for the purpose of updating the certifications pursuant to Rule 30A-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 302 of the Sarbanes-Oxley Act.

Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing.

Items 1 through 13 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filing.

Item 13. Exhibits

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and
Chief Investment Officer
(principal executive officer)

Date: May 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and
Chief Investment Officer
(principal executive officer)

Date: May 2, 2024

By (Signature and Title)*	/s/ William C. Cox
William C. Cox, Treasurer and Chief Financial Officer
(principal financial officer)

Date: May 2, 2024

*	Print the name and title of each signing officer under his or her signature.